Deposits and Other Current Assets (Details) - Schedule of deposits and other current assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deposits
Deposits for tooling and equipment	$ 3,308	$ 3,385
Other deposits	3,104	1,779
Total deposits	6,412	5,164
Other current assets
Notes receivable	40	3,640
Due from affiliate	2,034	2,715
Prepaid expenses	762	961
Other current assets	3,364	3,199
Total other current assets	$ 6,200	$ 10,515